UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT Investors Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (97.7%)(a)
			Shares	Value

Aerospace and defense (1.9%)

Boeing Co. (The)			13,600	$2,405,296

Northrop Grumman Corp.			7,400	1,760,016

TransDigm Group, Inc.(S)			4,300	946,688

				5,112,000
Airlines (1.4%)

American Airlines Group, Inc.			14,700	621,810

Southwest Airlines Co.			42,300	2,274,048

United Continental Holdings, Inc.(NON)			13,100	925,384

				3,821,242
Auto components (0.9%)

Goodyear Tire & Rubber Co. (The)			30,400	1,094,400

Lear Corp.			9,800	1,387,484

				2,481,884
Banks (8.3%)

Bank of America Corp.			234,042	5,521,051

Citigroup, Inc.			72,357	4,328,396

Fifth Third Bancorp			27,589	700,761

JPMorgan Chase & Co.			116,527	10,235,732

Regions Financial Corp.			108,600	1,577,958

				22,363,898
Beverages (2.3%)

Dr. Pepper Snapple Group, Inc.			22,100	2,164,032

PepsiCo, Inc.			35,820	4,006,825

				6,170,857
Biotechnology (4.0%)

Alexion Pharmaceuticals, Inc.(NON)			7,700	933,548

Amgen, Inc.			21,895	3,592,313

Biogen, Inc.(NON)			7,800	2,132,676

Celgene Corp.(NON)			15,100	1,878,893

Gilead Sciences, Inc.			25,700	1,745,544

United Therapeutics Corp.(NON)(S)			3,600	487,368

				10,770,342
Building products (0.5%)

Johnson Controls International PLC			33,043	1,391,771

				1,391,771
Capital markets (4.4%)

AllianceBernstein Holding LP			11,500	262,775

Ameriprise Financial, Inc.			10,200	1,322,736

E*Trade Financial Corp.(NON)			25,800	900,162

Goldman Sachs Group, Inc. (The)			18,720	4,300,358

Hamilton Lane, Inc. Class A(NON)			4,179	78,022

KKR & Co. LP			66,300	1,208,649

Morgan Stanley			59,200	2,536,128

State Street Corp.			16,200	1,289,682

				11,898,512
Chemicals (1.6%)

Albemarle Corp.			13,900	1,468,396

Dow Chemical Co. (The)			22,501	1,429,714

E. I. du Pont de Nemours & Co.			11,300	907,729

Sociedad Quimica y Minera de Chile SA ADR (Chile)			13,800	474,306

				4,280,145
Commercial services and supplies (0.6%)

Republic Services, Inc.			17,600	1,105,456

Stericycle, Inc.(NON)			7,500	621,675

				1,727,131
Communications equipment (1.7%)

Cisco Systems, Inc.			137,441	4,645,506

				4,645,506
Construction and engineering (0.2%)

Quanta Services, Inc.(NON)			10,900	404,499

				404,499
Construction materials (0.4%)

Forterra, Inc.(NON)			56,976	1,111,032

				1,111,032
Consumer finance (1.4%)

Capital One Financial Corp.			19,100	1,655,206

Discover Financial Services			28,900	1,976,471

				3,631,677
Diversified financial services (0.5%)

Capitol Acquisition Corp. III (Units)(NON)			18,239	210,660

Easterly Acquisition Corp.(NON)			77,420	774,200

Gores Holdings II, Inc. (Units)(NON)			33,354	343,213

				1,328,073
Diversified telecommunication services (1.4%)

AT&T, Inc.			89,772	3,730,027

				3,730,027
Electric utilities (1.2%)

Edison International			9,600	764,256

Entergy Corp.			13,400	1,017,864

Exelon Corp.			39,400	1,417,612

				3,199,732
Electrical equipment (0.5%)

Rockwell Automation, Inc.			9,100	1,416,961

				1,416,961
Energy equipment and services (0.8%)

Baker Hughes, Inc.			26,863	1,606,945

Nabors Industries, Ltd.			36,900	482,283

				2,089,228
Equity real estate investment trusts (REITs) (1.0%)

Armada Hoffler Properties, Inc.(R)			75,954	1,055,001

Easterly Government Properties, Inc.(R)(S)			76,816	1,520,189

				2,575,190
Food and staples retail (3.7%)

CVS Health Corp.			20,780	1,631,230

Wal-Mart Stores, Inc.			45,600	3,286,848

Walgreens Boots Alliance, Inc.			47,241	3,923,365

Whole Foods Market, Inc.(S)			41,300	1,227,436

				10,068,879
Food products (1.4%)

Campbell Soup Co.			29,500	1,688,580

Kraft Heinz Co. (The)			12,400	1,126,044

Tyson Foods, Inc. Class A			16,100	993,531

				3,808,155
Gas utilities (0.3%)

UGI Corp.			13,700	676,780

				676,780
Health-care equipment and supplies (2.0%)

Baxter International, Inc.			34,300	1,778,798

Becton Dickinson and Co.			9,900	1,816,056

C.R. Bard, Inc.			2,200	546,788

Danaher Corp.			13,800	1,180,314

				5,321,956
Health-care providers and services (3.2%)

Aetna, Inc.			13,600	1,734,680

Anthem, Inc.			8,300	1,372,654

Cardinal Health, Inc.			6,500	530,075

Express Scripts Holding Co.(NON)			21,600	1,423,656

HCA Holdings, Inc.(NON)			18,500	1,646,315

McKesson Corp.			13,400	1,986,684

				8,694,064
Hotels, restaurants, and leisure (1.0%)

Del Taco Restaurants, Inc.(NON)			40,936	542,811

Penn National Gaming, Inc.(NON)			45,927	846,435

Playa Hotels & Resorts NV(NON)			37,781	396,701

Wyndham Worldwide Corp.			12,100	1,019,909

				2,805,856
Household durables (0.7%)

New Home Co., Inc. (The)(NON)			28,892	302,210

PulteGroup, Inc.			66,700	1,570,785

				1,872,995
Independent power and renewable electricity producers (0.4%)

NRG Energy, Inc.			63,700	1,191,190

				1,191,190
Industrial conglomerates (1.4%)

General Electric Co.			129,720	3,865,656

				3,865,656
Insurance (2.0%)

Admiral Group PLC (United Kingdom)			10,895	271,505

American International Group, Inc.			21,833	1,363,034

Assured Guaranty, Ltd.			21,000	779,310

Hartford Financial Services Group, Inc. (The)			20,700	995,049

Lincoln National Corp.			20,200	1,322,090

Prudential Financial, Inc.			6,300	672,084

				5,403,072
Internet and direct marketing retail (1.1%)

Amazon.com, Inc.(NON)			3,365	2,983,207

FabFurnish GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)			6	5

Global Fashion Group SA (acquired 8/2/13, cost $219,415) (Private) (Brazil)(F)(RES)(NON)			5,179	45,321

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)			3	2

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

				3,028,536
Internet software and services (4.3%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			5,542	597,594

Alphabet, Inc. Class A(NON)			2,700	2,289,060

Alphabet, Inc. Class C(NON)			7,318	6,070,720

Facebook, Inc. Class A(NON)			18,000	2,556,900

MiX Telematics, Ltd. ADR (South Africa)			21,967	138,392

				11,652,666
IT Services (2.2%)

Computer Sciences Corp.			21,940	1,514,079

Conduent, Inc.(NON)			30,360	509,441

IBM Corp.			13,580	2,364,821

MasterCard, Inc. Class A			13,800	1,552,086

				5,940,427
Machinery (1.3%)

Ingersoll-Rand PLC			20,200	1,642,664

Parker Hannifin Corp.			8,400	1,346,688

Trinity Industries, Inc.			19,167	508,884

				3,498,236
Media (3.3%)

CBS Corp. Class B (non-voting shares)			28,800	1,997,568

Charter Communications, Inc. Class A(NON)			1,856	607,506

Comcast Corp. Class A			104,540	3,929,659

DISH Network Corp. Class A(NON)			16,400	1,041,236

Live Nation Entertainment, Inc.(NON)			42,600	1,293,762

				8,869,731
Metals and mining (1.0%)

ArcelorMittal ADR (France)(NON)			85,100	710,585

Freeport-McMoRan, Inc. (Indonesia)(NON)			63,100	843,016

Nucor Corp.			19,800	1,182,456

				2,736,057
Mortgage real estate investment trusts (REITs) (0.2%)

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)			31,039	626,988

				626,988
Multiline retail (0.8%)

Macy's, Inc.			25,600	758,784

Target Corp.			23,500	1,296,965

				2,055,749
Oil, gas, and consumable fuels (6.0%)

Anadarko Petroleum Corp.			31,600	1,959,200

Centennial Resource Development, Inc. of Delaware Class A(NON)			4,441	80,959

Cheniere Energy, Inc.(NON)			7,000	330,890

ConocoPhillips			48,700	2,428,669

Enterprise Products Partners LP			54,400	1,501,984

EOG Resources, Inc.			7,600	741,380

Exxon Mobil Corp.			33,905	2,780,549

Kimbell Royalty Partners LP(NON)			38,113	743,204

Marathon Oil Corp.			49,200	777,360

Noble Energy, Inc.			28,200	968,388

Plains GP Holdings LP Class A			17,611	550,520

Royal Dutch Shell PLC ADR Class A (United Kingdom)			17,376	916,236

Scorpio Tankers, Inc.			99,800	443,112

Suncor Energy, Inc. (Canada)			21,500	661,125

Valero Energy Corp.			19,800	1,312,542

				16,196,118
Pharmaceuticals (5.0%)

Eli Lilly & Co.			19,100	1,606,501

Jazz Pharmaceuticals PLC(NON)			6,546	950,021

Johnson & Johnson			43,530	5,421,662

Merck & Co., Inc.			41,200	2,617,848

Pfizer, Inc.			82,886	2,835,530

				13,431,562
Professional services (0.2%)

ManpowerGroup, Inc.			5,600	574,392

				574,392
Real estate management and development (0.7%)

CBRE Group, Inc. Class A(NON)			28,800	1,001,952

Kennedy-Wilson Holdings, Inc.			41,400	919,080

				1,921,032
Road and rail (0.7%)

Norfolk Southern Corp.			17,200	1,925,884

				1,925,884
Semiconductors and semiconductor equipment (4.3%)

Analog Devices, Inc.			13,800	1,130,910

Applied Materials, Inc.			48,700	1,894,430

Intel Corp.			70,120	2,529,228

Lam Research Corp.			12,900	1,655,844

Qorvo, Inc.(NON)			13,000	891,280

Qualcomm, Inc.			35,900	2,058,506

Texas Instruments, Inc.			17,800	1,433,968

				11,594,166
Software (5.1%)

Dell Technologies, Inc. Class V(NON)			23,173	1,484,926

Microsoft Corp.			149,550	9,849,363

Oracle Corp.			51,058	2,277,697

				13,611,986
Specialty retail (3.3%)

American Eagle Outfitters, Inc.			25,200	353,556

Best Buy Co., Inc.			30,500	1,499,075

Gap, Inc. (The)(S)			34,200	830,718

Home Depot, Inc. (The)			19,800	2,907,234

Lowe's Cos., Inc.			24,300	1,997,703

Ross Stores, Inc.			19,600	1,291,052

				8,879,338
Technology hardware, storage, and peripherals (5.4%)

Apple, Inc.			73,083	10,499,102

Hewlett Packard Enterprise Co.			65,916	1,562,209

HP, Inc.			68,616	1,226,854

NCR Corp.(NON)			12,600	575,568

Xerox Corp.			104,200	764,828

				14,628,561
Trading companies and distributors (0.4%)

United Rentals, Inc.(NON)			7,500	937,875

				937,875
Water utilities (0.5%)

Select Energy Services Class A(F)(NON)			57,311	1,246,514

				1,246,514
Wireless telecommunication services (0.8%)

T-Mobile US, Inc.(NON)			31,700	2,047,503

				2,047,503

Total common stocks (cost $209,777,938)				$263,261,631

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
			Shares	Value

American Tower Corp. $5.50 cv. pfd.(R)			5,321	$594,622

Iridium Communications, Inc. 7.00% cv. pfd.(S)			3,770	409,045

Total convertible preferred stocks (cost $913,118)				$1,003,667

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26			$383,000	$462,712

Total convertible bonds and notes (cost $383,000)				$462,712

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Easterly Acquisition Corp.	7/29/20	$11.50	38,710	$13,549

Playa Hotels & Resorts NV	3/10/22	11.50	37,781	28,902

Total warrants (cost $47,752)				$42,451

SHORT-TERM INVESTMENTS (4.1%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)			5,379,850	$5,379,850

Putnam Short Term Investment Fund 0.87%(AFF)			5,741,440	5,741,440

Total short-term investments (cost $11,121,290)				$11,121,290

TOTAL INVESTMENTS

Total investments (cost $222,243,098)(b)				$275,891,751

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $269,549,521.
(b)	The aggregate identified cost on a tax basis is $223,590,516, resulting in gross unrealized appreciation and depreciation of $57,005,352 and $4,704,117, respectively, or net unrealized appreciation of $52,301,235.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $45,329, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$5,739,250	$15,113,055	$15,472,455	$15,178	$5,379,850
	Putnam Short Term Investment Fund**	6,123,428	13,449,964	13,831,952	7,518	5,741,440
	Totals	$11,862,678	$28,563,019	$29,304,407	$22,696	$11,121,290
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $5,379,850, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,281,170. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$29,948,760	$—	$45,329
Consumer staples	20,047,891	—	—
Energy	18,285,346	—	—
Financials	45,252,220	—	—
Health care	38,217,924	—	—
Industrials	24,675,647	—	—
Information technology	62,073,312	—	—
Materials	8,127,234	—	—
Real estate	4,496,222	—	—
Telecommunication services	5,777,530	—	—
Utilities	5,067,702	1,246,514	—
Total common stocks	261,969,788	1,246,514	45,329
Convertible bonds and notes	—	462,712	—
Convertible preferred stocks	—	1,003,667	—
Warrants	42,451	—	—
Short-term investments	5,741,440	5,379,850	—

Totals by level	$267,753,679	$8,092,743	$45,329

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$42,451	$—

Total	$42,451	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		70,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017